Equity (Summary of Changes in AOCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (8,334)	$ (7,619)	$ (6,661)
Other comprehensive (loss) income, net - Foreign Currency Translation	(1,089)	(1,502)	(1,302)
Amounts reclassified, pretax - Foreign Currency Translation	0	(42)	(7)
Tax reclassified - Foreign Currency Translation	0	0
Other comprehensive (loss) income before reclassifications, net - Pension	247	(32)
Amounts reclassified, pretax - Pension	535	867	416
Tax reclassified - Pension	198	325
Other comprehensive (loss) income before reclassifications, net - AFS Securities	119	16
Amounts reclassified, pretax - AFS Securities	94	54	20
Tax reclassified - AFS Securities	35	23
Other comprehensive (loss) income before reclassifications, net - Unrealized Hedging (Losses) Gains	54	(298)
Amounts reclassified, pretax - Unrealized Hedging (Losses) Gains	(171)	(234)	(96)
Tax reclassified - Unrealized Hedging (Losses) Gains	(48)	(66)
Other comprehensive (loss) income before reclassifications, net	(1,116)	(1,679)
Amounts reclassified, pretax	(612)	(1,089)
Tax reclassified	(211)	(368)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(3,480)	(2,438)	(1,051)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(5,045)	(5,135)	(5,709)
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	353	293	308
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(162)	(339)	$ (209)
Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive (loss) income, net - Foreign Currency Translation	$ (1,042)	$ (1,429)